Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,386,000.00
Previously Paid Amount	0.00
Total Fee Amount	329.51
Total Offset Amount	0.00
Net Fee	329.51
Narrative - Max Aggregate Offering Price	$ 2,386,000.00
Final Prospectus	true